DEBT (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Short-term Debt [Line Items]
SCHEDULE OF OUTSTANDING DEBT INSTRUMENT

The table below presents outstanding debt instruments as of August 31, and May 31, 2021

	AUGUST 31, 2021	MAY 31, 2021
Convertible Promissory Notes	$3,952,424	$3,157,970
Related Debt Discount	(2,394,343)	(947,873)
Total	$1,558,081	$2,211,097

Current portion of Convertible Promissory Notes, net	$1,323,051	$2,211,097
Non current portion of Convertible Promissory Notes, net	235,030	-

The table below presents outstanding debt instruments as of May 31:

	2021	2020
Convertible Promissory Notes	3,157,970	152,500
Less: Related Discount	(946,873)	(25,180)
Related Party Note	-	64,728
Convertible Note Payable		1,000,000

Total	$2,211,097	$1,192,048

SCHEDULE OF PREPAYMENT OF DEBT NOTE

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

Self Amortization Promissory Note [Member]
Short-term Debt [Line Items]
SCHEDULE OF AMORTIZATION PAYMENTS

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
10/16/2020	$66,125.00
11/16/2020	$66,125.00
12/16/2020	$66,125.00
01/18/2021	$66,125.00
02/18/2021	$66,125.00
03/18/2021	$66,125.00
04/16/2021	$66,125.00
05/18/2021	$66,125.00
06/18/2021	$65,921.26
Total:	$594,921.26

August 7, 2020 Self Amortization Promissory Note [Member]
Short-term Debt [Line Items]
SCHEDULE OF AMORTIZATION PAYMENTS

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
12/07/2020	$40,075.75
01/07/2021	$40,075.75
02/08/2021	$40,075.75
03/08/2021	$40,075.75
04/07/2021	$40,075.75
05/07/2021	$40,075.75
06/07/2021	$40,075.75
07/07/2021	$40,075.75
08/07/2021	$39,952.34
Total:	$360,558.34

November 23, 2020 Self-Amortization Promissory Note [Member]
Short-term Debt [Line Items]
SCHEDULE OF AMORTIZATION PAYMENTS

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
2/23/2021	$84,000.00
3/23/2021	$84,000.00
4/23/2021	$84,000.00
5/21/2021	$84,000.00
6/23/2021	$84,000.00
7/23/2021	$84,000.00
8/23/2021	$84,000.00
9/23/2021	$84,000.00
10/22/2021	$84,000.00
11/23/2021	$84,000.00
Total:	$840,000.00